Exhibit 99.1
HSBC Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on November 30, 2008:

o The receivables in the Trust Portfolio included $5,020,394,481.95 of Principal Receivables (reduced for discount option receivables) and $225,850,132.25 of Finance Charge and Administrative Receivables (including discount option receivables).

o The accounts designated for the Trust Portfolio had an average gross receivables balance of $1,278.02
($4,265.58 excluding zero balance accounts) and an average credit limit of $6,817.97 ($10,150.49 excluding zero balance accounts).

o The percentage of the average gross receivables balance to the average credit limit was 18.74%
(42.02% excluding zero balance accounts). The principal weighted average age of the accounts was approximately 115.17 months.

As of the close of business on November 30, 2008:

o 11.86% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

o 24.80% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November
30, 2008. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2008
Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	3,275,943	79.80%	$124,589,161.78	2.37%
$1,000.01 to $2,000.00	141,375	3.44%	209,610,386.17	4.00%
$2,000.01 to $3,000.00	114,102	2.78%	284,258,547.82	5.42%
$3,000.01 to $4,000.00	91,861	2.24%	320,965,000.64	6.12%
$4,000.01 to $5,000.00	78,216	1.91%	350,617,051.12	6.68%
$5,000.01 to $6,000.00	63,320	1.54%	348,287,381.37	6.64%
$6,000.01 to $7,000.00	56,447	1.38%	366,202,235.34	6.98%
$7,000.01 to $8,000.00	48,832	1.19%	365,894,744.55	6.97%
$8,000.01 to $9,000.00	40,866	1.00%	346,773,999.73	6.61%
$9,000.01 to $10,000.00	35,414	0.86%	336,496,407.64	6.41%
Over $10,000.00	158,616	3.86%	2,192,549,698.04	41.79%
Total	4,104,992	100.00%	$5,246,244,614.20	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2008

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	695,953	16.95%	$9,480,690.87	0.18%
$1,000.01 to $2,000.00	171,976	4.19%	40,322,975.88	0.77%
$2,000.01 to $3,000.00	257,364	6.27%	84,092,716.98	1.60%
$3,000.01 to $4,000.00	293,485	7.15%	96,666,054.61	1.84%
$4,000.01 to $5,000.00	398,766	9.71%	175,990,115.91	3.35%
$5,000.01 to $6,000.00	231,557	5.64%	131,284,615.35	2.50%
$6,000.01 to $7,000.00	213,850	5.21%	188,873,395.03	3.60%
$7,000.01 to $8,000.00	331,957	8.09%	233,597,464.48	4.45%
$8,000.01 to $9,000.00	206,526	5.03%	211,412,158.11	4.03%
$9,000.01 to $10,000.00	304,321	7.41%	288,611,397.60	5.50%
Over $10,000.00	999,237	24.34%	3,785,913,029.38	72.16%
Total	4,104,992	100.00%	$5,246,244,614.20	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2008

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	4,066,516	99.06%	$4,983,560,191.20	94.99%
30 to 59 days	10,358	0.25%	68,273,497.81	1.30%
60 to 89 days	9,327	0.23%	63,138,718.06	1.20%
90 to 119 days	7,290	0.18%	50,752,508.03	0.97%
120 to 149 days	6,246	0.15%	43,821,033.16	0.84%
150 to 179 days	5,255	0.13%	36,698,665.94	0.70%
180 or more days	0	0.00%	0.00	0.00%
Total	4,104,992	100.00%	$5,246,244,614.20	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2008

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	0	0.00%	$0.00	0.00%
Over 6 months to 12 months	1,097	0.03%	2,248,153.49	0.04%
Over 12 months to 24 months	72,407	1.76%	147,730,620.02	2.82%
Over 24 months to 48 months	307,856	7.50%	670,441,820.90	12.78%
Over 48 months to 72 months	495,640	12.07%	968,422,463.33	18.46%
Over 72 months to 96 months	671,654	16.36%	973,741,445.45	18.56%
Over 96 months to 120 months	477,942	11.64%	600,475,044.09	11.45%
Over 120 months	2,078,396	50.63%	1,883,185,066.92	35.90%
Total	4,104,992	100.00%	$5,246,244,614.20	100.00%

HSBC Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2008

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	486,013	11.84%	$704,359,843.61	13.43%
New York	545,934	13.30%	697,833,483.71	13.30%
Pennsylvania	296,879	7.23%	351,973,864.85	6.71%
Illinois	236,958	5.77%	320,891,947.59	6.12%
Ohio	235,325	5.73%	290,190,257.38	5.53%
Michigan	201,599	4.91%	281,152,858.23	5.36%
New Jersey	180,112	4.39%	223,266,473.04	4.26%
Texas	118,641	2.89%	167,033,193.77	3.18%
Florida	138,107	3.36%	155,583,605.47	2.97%
Wisconsin	129,110	3.15%	154,803,661.98	2.95%
Indiana	104,325	2.54%	139,866,370.06	2.67%
Massachusetts	111,547	2.72%	133,619,791.12	2.55%
Minnesota	108,348	2.64%	119,124,870.01	2.27%
Missouri	93,899	2.29%	116,893,519.77	2.23%
Washington	99,727	2.43%	115,612,826.63	2.20%
All Other	1,018,468	24.81%	1,274,038,046.98	24.28%
Total	4,104,992	100.00%	$5,246,244,614.20	100.00%

The following table sets forth FICO scores for a random sample of accounts (excluding zero balance accounts and credit balance accounts), the receivables of which are included in the Trust Portfolio as of close of business

November 30, 2008. The receivables are determined as of November 30, 2008 and the FICO scores are determined during the month of November 2008. The FICO scores set forth below were generated using Equifax

Classic Beacon 5.0 FICO score. These scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the composition of the Trust Portfolio may change over time,

there can be no assurance that the FICO score distribution for the Trust Portfolio in the future periods will be similar to the information set forth below. The subservicer does not use these FICO scores as a basis to determine the credit limit, or any continuing management thereof, or other terms of any of the accounts, the receivables of which are included in the Trust Portfolio. As such, FICO scores should not be relied upon as a predictor of the performance of the receivables in the Trust Portfolio.

HSBC Credit Card Master Note Trust (USA) I Composition by FICO Score Trust Portfolio November 30, 2008

FICO Score	Receivables	Percentage of Total Receivables
No Score	$21,183,392.51	1.19%
Less Than 600	211,875,774.14	11.87%
600 to 659	255,594,169.84	14.32%
660 to 719	542,751,675.25	30.41%
720 and Above	753,303,597.73	42.21%
Total	$1,784,708,609.47	100.00%